FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034
                                   ---------

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  1/31/07
                           -------



Item 1. Schedule of Investments.

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Franklin Real Estate Securities Trust

QUARTERLY STATEMENT OF INVESTMENTS
JANUARY 31, 2007

================================================================================
CONTENTS

Franklin Real Estate Securities Fund .......................................   3
Notes to Statement of Investments ..........................................   5

[Graphic]

                                          Quarterly Statement of Investments | 1

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Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FRANKLIN REAL ESTATE SECURITIES FUND                       SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 95.4%
FINANCE/RENTAL/LEASING 0.9%
CharterMac LP ....................................        484,900  $  10,241,088
                                                                   -------------
FINANCIAL CONGLOMERATES 0.8%
Brookfield Asset Management Inc., A (Canada) .....        183,450      8,983,546
                                                                   -------------
HOMEBUILDING 24.3%
Centex Corp. .....................................        202,200     10,856,118
D.R. Horton Inc. .................................      1,187,200     34,500,032
a Hovnanian Enterprises Inc., A ..................        633,800     21,099,202
KB Home ..........................................        552,300     29,945,706
Lennar Corp., A ..................................        602,000     32,736,760
M.D.C. Holdings Inc. .............................      1,010,600     58,887,662
a Meritage Homes Corp. ...........................        594,400     26,421,080
a NVR Inc. .......................................         28,000     19,390,560
The Ryland Group Inc. ............................        429,000     24,101,220
Standard Pacific Corp. ...........................        450,400     12,358,976
a Toll Brothers Inc. .............................        357,500     12,094,225
                                                                   -------------
                                                                     282,391,541
                                                                   -------------
HOTEL/RESORTS/CRUISELINES 2.2%
Starwood Hotels & Resorts Worldwide Inc. .........        240,100     15,025,458
a Wyndham Worldwide Corp. ........................        341,420     10,652,304
                                                                   -------------
                                                                      25,677,762
                                                                   -------------
REAL ESTATE DEVELOPMENT 6.0%
a Brookfield Properties Corp. (Canada) ...........        323,760     15,067,790
Forest City Enterprises Inc., A ..................        797,200     48,190,740
a,b,c NorthStar Capital Investment Corp. .........        100,000      1,066,000
a Realogy Corp. ..................................        178,375      5,333,413
                                                                   -------------
                                                                      69,657,943
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS 61.0%
Ashford Hospitality Trust ........................        678,800      8,356,028
BioMed Realty Trust Inc. .........................        450,200     13,429,466
Boardwalk REIT (Canada) ..........................      1,031,500     36,728,150
Brandywine Realty Trust ..........................        503,000     17,534,580
Capital Trust Inc., A ............................        197,900      9,815,840
CBL & Associates Properties Inc. .................        228,800     10,737,584
Cedar Shopping Centers Inc. ......................        764,600     12,807,050
Corporate Office Properties Trust ................        329,200     17,539,776
Cousins Properties Inc. ..........................         57,700      2,258,378
Digital Realty Trust Inc. ........................        521,900     18,757,086
Douglas Emmett Inc. ..............................        620,700     16,982,352
a Eagle Hospitality Properties Trust Inc. ........        358,700      3,604,935
Entertainment Properties Trust ...................        195,600     12,686,616
a Extra Space Storage Inc. .......................        962,300     18,995,802
First Potomac Realty Trust .......................        210,200      6,312,306
General Growth Properties Inc. ...................        372,790     22,934,041
GMH Communities Trust ............................      1,220,900     11,977,029
Host Hotels & Resorts Inc. .......................        813,636     21,536,945
iStar Financial Inc. .............................        709,100     35,561,365

                                          Quarterly Statement of Investments | 3

Franklin Real Estate Securities Trust

-------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE SECURITIES FUND                                                       SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Kimco Realty Corp. ............................................................            299,600         $   14,860,160
Kite Realty Group Trust .......................................................            710,100             13,846,950
LaSalle Hotel Properties ......................................................            250,400             11,921,544
Lexington Realty Trust ........................................................            420,300              8,943,984
Liberty Property Trust ........................................................            328,300             16,986,242
The Macerich Co. ..............................................................            461,700             44,106,201
Newcastle Investment Corp. ....................................................            728,000             23,601,760
Parkway Properties Inc. .......................................................            208,000             11,408,800
ProLogis ......................................................................            562,198             36,542,870
PS Business Parks Inc. ........................................................            325,600             24,488,376
Public Storage Inc. ...........................................................            361,500             39,316,740
RAIT Financial Trust ..........................................................            480,052             17,949,144
Ramco-Gershenson Properties Trust .............................................            125,300              4,693,738
Redwood Trust Inc. ............................................................            151,700              9,642,052
Regency Centers Corp. .........................................................            193,000             16,810,300
Simon Property Group Inc. .....................................................            281,263             32,173,675
Strategic Hotels & Resorts Inc. ...............................................            447,100              9,621,592
Tanger Factory Outlet Centers Inc. ............................................            234,600              9,524,760
U-Store-It Trust ..............................................................            713,700             15,679,989
Ventas Inc. ...................................................................            425,242             19,667,442
Vornado Realty Trust ..........................................................            231,200             28,287,320
                                                                                                            -------------
                                                                                                              708,628,968
                                                                                                            -------------
SPECIALTY INSURANCE 0.2%

Fidelity National Financial Inc., A ...........................................            104,400              2,478,456
                                                                                                            -------------
TOTAL COMMON STOCKS (COST $683,142,402) .......................................                             1,108,059,304
                                                                                                            -------------
SHORT TERM INVESTMENT (COST $50,003,101) 4.3%
MONEY MARKET FUND 4.3%

d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ........         50,003,101             50,003,101
                                                                                                           --------------
TOTAL INVESTMENTS (COST $733,145,503) 99.7% ...................................                             1,158,062,405
OTHER ASSETS, LESS LIABILITIES 0.3% ...........................................                                 2,980,988
                                                                                                           --------------
NET ASSETS 100.0% .............................................................                            $1,161,043,393
                                                                                                           --------------
SELECTED PORTFOLIO ABBREVIATION

REIT - Real Estate Investment Trust

aNon-income producing for the twelve months ended January 31, 2007. bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2007, the value of this security was $1,066,000, representing 0.09% of net assets.

cSee Note 3 regarding restricted securities.

dThe Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund~s investment manager. The rate shown is the annualized seven-day yield at period end.

4 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Real Estate Securities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION

Franklin Real Estate Securities Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (the Fund).

2. INCOME TAXES

At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................        $ 733,857,630
                                                                  =============
Unrealized appreciation ..................................        $ 448,319,074
Unrealized depreciation ..................................          (24,114,299)
                                                                  -------------
Net unrealized appreciation (depreciation) ...............        $ 424,204,775
                                                                  =============

3. RESTRICTED SECURITIES

At January 31, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund~s Board of Trustees as reflecting fair value, as follows:

                                                                    ACQUISITION
 SHARES          ISSUER                                                 DATE              COST               VALUE
100,000          NorthStar Capital Investment Corp. ..............    1/16/98          $1,993,250          $1,066,000
                                                                                                           ==========
                 TOTAL RESTRICTED SECURITIES (0.09% of Net Assets)

For information on the Fund~s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund~s most recent semiannual or annual shareholder report.

                                          Quarterly Statement of Investments | 5

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    March 29, 2007









                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN REAL ESTATE SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 29, 2007

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN REAL ESTATE SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 29, 2007

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer